Stock Incentive Plan - Schedule of Weighted-Average Black-Scholes Fair Value Assumptions (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average effective term	5 years 1 month 6 days	5 years 1 month 6 days	5 years 2 months 12 days
Weighted-average risk free interest rate	4.34%	4.34%	4.38%
Weighted-average expected volatility	39.90%	39.90%	40.40%
Weighted-average fair value of options	$ 1	$ 1	$ 1
Cypress Scenario [Member] | Restricted stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average effective term	7 months 6 days
Weighted-average expected volatility	70.00%
Weighted-average fair value of an RSU	$ 107.92
Expected expense	19
IPO Scenario [Member] | Restricted stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average effective term	1 year 4 months 24 days
Weighted-average expected volatility	70.00%
Weighted-average fair value of an RSU	$ 124.41
Expected expense	$ 22